Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (10,401,863)	$ (8,988,402)	$ (17,036,837)	$ (11,812,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,678,067	503,384	687,845	478,191
Bad debt expense	79,305	12,000	12,000	23,500
Gain on forgiveness of debt	(24,925)	0	(376,177)	0
Equity based compensation expense	3,543,887	2,646,013	3,212,772	4,643,127
Recognized loss on marketable securities	1,424	20,259	22,416	160,449
Gain on sale of asset			0	(27,000)
Marketable securities distributed as compensation			3,917	0
Expenses paid through financings	0	32,500	32,500	15,000
Loan principal paid directly through grant	(2,992)	(8,853)	(8,853)	0
Amortization of debt discount and debt costs	2,503,160	1,029,882	1,840,745	39,372
Warrant modification expense	12,624	0
Initial derivative expense	3,585,983	3,340,554	3,340,554	0
Change in derivative value due to anti-dilution adjustments	0	2,642,175	2,642,175	0
Change in fair value of derivative liability	(7,315,580)	(3,306,350)	2,658,261	(1,138,604)
Impairment expense	2,530,325	0	0	3,113,020
Change in fair value of earn-out liability	102,116	0
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(3,517,385)	126,492	(94,767)	(58,804)
Decrease in accounts receivable - related parties	15,043		(36,784)	(4,340)
(Increase) decrease in prepaid expenses and other current assets	(53,823)	25,950	(68,542)	(73,620)
Increase (decrease) in accounts payable and accrued liabilities	642,427	(68,633)	626,895	2,752,033
Decrease in accounts payable and accrued liabilities - related parties	(687,460)	0	(63,863)	507,425
Decrease in deferred payroll taxes	(135,699)	0
Increase in other liabilities	(2,840)	132,950	173,525	0
(Decrease) increase in deferred revenue	456,824	(66,497)	(93,937)	22,906
Net cash used in operating activities	(6,985,702)	(1,926,576)	(2,526,155)	(1,390,858)
Cash Flows From Investing Activities:
Proceeds from sale of marketable securities	0	17,009	17,009	68,702
Cash paid for customer contacts	0	(50,000)	(50,000)	0
Cash and receivables acquired	230,855	0
Proceeds from sale of asset			0	27,000
Cash paid for equipment			0	(3,463)
Cash paid for software development			0	(11,500)
Cash paid for acquisitions	(2,304,528)	0
Net cash used in investing activities	(2,073,673)	(32,991)	(32,991)	80,739
Cash Flows From Financing Activities:
Proceeds from loans	250,000	398,545	398,545	45,005
Proceeds from convertible notes	2,153,200	2,226,000	2,476,000	0
Deferred offering costs	(78,038)
Repayments of notes	(156,131)	(11,155)	(17,907)	(105,034)
Advances on receivables	0	180,778	180,778	0
Repayments of advances on receivables	0	(180,778)	(180,778)	0
Repayments of sale of future revenues	(10,904)	(403,617)	(528,838)	(27,259)
Proceeds from sale of future revenues			0	424,510
Deposit on purchase of preferred stock			0	500,000
Proceeds from sale of common stock	13,800,000	0
Repayment of deposit on purchase of preferred stock			0	(215,000)
Offering costs	(1,651,889)
Proceeds from sale of preferred stock	0	25,000	25,000	979,997
Net cash provided by financing activities	14,306,238	2,234,773	2,352,800	1,602,219
Net increase in cash	5,246,863	275,206	(206,346)	292,100
Cash, beginning of period	99,906	306,252	306,252	14,152
Cash, end of period	5,346,769	581,458	99,906	306,252
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	175,580	128,979	235,813	49,552
Cash paid during the period for income taxes	0	0	0	0
Supplemental schedule of non-cash investing and financing activities:
Original issue discount deducted from convertible note proceeds	342,554	328,125	328,125	0
Debt costs deducted from convertible note proceeds	334,800	366,500	366,500	0
Preferred stock issued for accrued penalties	0	1,929,516	1,929,516	0
Loans issued as consideration for acquisitions	4,750,000
Notes and accrued interest converted to common stock	4,647,794	0	96,000	0
Preferred stock issued for asset acquisition			0	8,600,000
Non-cash adjustments to Redeemable Preferred Stock of subsidiary			0	2,059,764
Notes payable and accrued interest exchanged for preferred stock			0	116,380
Noncontrolling interest reclassified to paid-in capital			0	1,591,221
Accounts payable paid through proceeds of preferred stock			0	100,000
Common stock issued/to be issued for asset acquisitions	8,241,082	0
Notes payable and accrued interest exchanged for debentures	252,430	0
Accounts payable paid with common stock	140,000	0
Accrued compensation paid with common stock	16,425	0	0	56,250
Value of warrant issued with note			0	42,000
Accounts payable paid through proceeds of note			0	4,995
Warrant derivative liability extinguished	10,182,476	0
Write off of right-of-use asset and lease liability	103,953	0
Earn-out liability consideration for acquisition	1,668,297	0
Shares issued for upsider earn-out liability	1,394,768	0
Deferred offering costs charged to additional paid-in capital	78,038	0
Warrant derivative liability at inception	2,374,076	2,284,965	5,625,519	1,750,646
Accrued compensation forgiven and credited to contributed capital			0	187,500
Discount attributable to liability on sale future revenues			0	142,491
Discount attributable to note payable			0	10,000
Marketable securities received as payment for Series D preferred stock	$ 0	$ 0	0	240,000
Notes and accrued interest forgiven			$ 0	$ 706,501